CONVERTIBLE DEBENTURES - Components of Convertible Debentures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Carrying amount, beginning of period	$ 84,961	$ 78,807
Redemption of convertible debentures	(44,034)	(466)
Conversion of convertible debentures	(48,559)	0
Unwinding of discount	3,349	4,189
Foreign currency translation	4,283	2,431
Carrying amount, end of year	0	84,961
Current portion	0	84,961
Long term balance	$ 0	$ 0